REGISTRATION NO. 333-30329/811-04909

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
               Pre-Effective Amendment No.                               [   ]
                                             ------
               Post-Effective Amendment No.   24                          [X]
                                            ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                               Amendment No. 3                            [X]
                                      ----
                        (Check appropriate box or boxes.)


                           SAFECO SEPARATE ACCOUNT SL
                           (Exact Name of Registrant)

                          SAFECO Life Insurance Company
                               (Name of Depositor)

                5069 154th Place N.E., Redmond, Washington      98052
               -------------------------------------------     -------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000

                      Name and Address of Agent for Service
                             Jacqueline M. Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026



It is proposed that this filing will become  effective:

[ ]Immediately upon filing pursuant to paragraph (b) of Rule 485

[x]On April 2, 2003 pursuant to paragraph (b) of Rule 485

[ ]60 days  after  filing  pursuant  to  paragraph  (a) of Rule 485

[ ]On_____________pursuant to paragraph (a) of Rule 485


If appropriate, check the following:

        [x] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.


                      Title of securities being registered:
                Flexible Premium Variable Life Insurance Policies

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 24 ("Amendment") to the Registration Statement of Form N-6 for SAFECO Separate Account SL is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 22 to April 2, 2003. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 22 as filed with the Securities and Exchange Commission on December 19, 2002 (Accession Number 0000867579-02-000224).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Redmond and State of Washington on the 3rd day of March, 2003.

                                                     SAFECO Separate Account SL
                                                                   (Registrant)

                                              By:  SAFECO Life Insurance Company


                                       By:        /s/ Randall H. Talbot
                                  ----------------------------------------------
                                                    Randall H. Talbot, President

                                            By: SAFECO Life Insurance Company
                                                              (Depositor)

                                        By:      /s/ Randall H. Talbot
                                  ----------------------------------------------
                                                    RANDALL H. TALBOT, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).
..

Name                                               Title

/s/ Randall H. Talbot                              Director  and President
---------------------------
Randall H. Talbot                                  (Principal Executive Officer)

 Michael E. LaRocco *                              Director
---------------------------
Michael E. LaRocco


Michael S. McGavick*                               Director and Chairman
--------------------
Michael S. McGavick

Leslie J. Rice *                                   Vice President, Controller
--------------------                               and Assistant Secretary
Leslie J. Rice                                    (Principal Accounting Officer)


Christine B. Mead *                                Director, Senior Vice
--------------------                               President and Secretary
Christine B. Mead


James W. Ruddy *                                   Director
----------------
James W. Ruddy

Ronald L. Spaulding *                              Director, Vice President and
---------------------                              Treasurer
Ronald L. Spaulding


/s/ Roger F. Harbin                                Director, Executive Vice
--------------------                               President, Actuary

Roger F. Harbin

Dale E. Lauer*                                     Director
---------------
Dale E. Lauer





                                    * By    /s/ Randall H. Talbot
                                         ------------------------------
                                            Randall H. Talbot
                                            Attorney-in-Fact

                                    *By     /s/ Roger F. Harbin
                                        --------------------------------------
                                            Roger F. Harbin
                                            Attorney-in-Fact